Property and equipment, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment, net
10.	Property and equipment, net

Property and equipment consists of the following:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Cost:
Buildings	102,795	75,092
Motor vehicles	11,543	11,185
Leasehold improvements	231,741	71,136
Equipment, fixture and furniture, and other fixed assets	62,571	49,823
Total cost	408,650	207,236

Less: Accumulated depreciation	188,532	60,345

Property and equipment, net	220,118	146,891

Depreciation expense recognized for the years ended December 31, 2018,2019 and 2020 were RMB 50,868, RMB 52,622 and RMB 50,319, respectively.

As of December 31, 2018,2019 and 2020, the ownership certificates for buildings with carrying value of RMB25,604, RMB24,218 and nil have not been obtained, respectively.

As of December 31, 2018,2019 and 2020, the buildings with carrying value of nil, RMB60,328and RMB56,573 have been pledged for the purpose of obtaining bank facilities.